Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium [Member]	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total	Non-controlling interests [Member]	Total
Balance at beginning of period at Dec. 31, 2017	€ 1,457	€ 148,763	€ 8,377	€ 136	€ (119,370)	€ 39,363	€ (38)	€ 39,325
Balance at beginning of period (in shares) at Dec. 31, 2017								36,425,014
Result for the period					(18,015)	(18,015)	(102)	€ (18,117)
Other comprehensive income				(11)		(11)		(11)
Recognition of share-based payments			1,511			1,511		1,511
Shares options exercised		23				23		23
Balance at end of period at Jun. 30, 2018	1,457	148,786	9,888	125	(137,385)	22,871	(140)	€ 22,731
Balance at end of period (in shares) at Jun. 30, 2018								36,425,014
Balance at beginning of period at Dec. 31, 2018	1,726	235,744	10,780	108	(155,443)	92,915	(230)	€ 92,685
Balance at beginning of period (in shares) at Dec. 31, 2018								43,149,987
Result for the period					(25,808)	(25,808)	(169)	€ (25,977)
Other comprehensive income				(26)		(26)		(26)
Recognition of share-based payments			3,388			3,388		3,388
Shares options lapsed			(29)		29
Shares options exercised		164	(113)		113	164		164
Balance at end of period at Jun. 30, 2019	€ 1,726	€ 235,908	€ 14,026	€ 82	€ (181,109)	€ 70,633	€ (399)	€ 70,234
Balance at end of period (in shares) at Jun. 30, 2019								43,149,987